OTHER COMPREHENSIVE (LOSS)/INCOME AND ACCUMULATED OTHER COMPREHENSIVE LOSS - Reclassifications (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues (Power and Storage)	$ 13,255,000,000	$ 13,679,000,000	$ 13,449,000,000
Interest expense	(2,333,000,000)	(2,265,000,000)	(2,069,000,000)
Plant operating costs and other	3,909,000,000	3,591,000,000	3,906,000,000
Income/(loss) from equity investments	920,000,000	714,000,000	773,000,000
(Loss)/gain on assets held for sale/sold	(121,000,000)	170,000,000	631,000,000
Total before tax	5,187,000,000	3,949,000,000	3,306,000,000
Income tax expense	(754,000,000)	(432,000,000)	89,000,000
Net Income Attributable to Common Shares	3,976,000,000	3,539,000,000	2,997,000,000
Amounts Reclassified From Accumulated Other Comprehensive Loss | Cash flow hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(19,000,000)	(22,000,000)	3,000,000
Income tax expense	5,000,000	6,000,000	(1,000,000)
Net Income Attributable to Common Shares	(14,000,000)	(16,000,000)	2,000,000
Amounts Reclassified From Accumulated Other Comprehensive Loss | Cash flow hedges | Interest
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense	(12,000,000)	(18,000,000)	(17,000,000)
Amounts Reclassified From Accumulated Other Comprehensive Loss | Amortization of actuarial gains and losses
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Plant operating costs and other	(14,000,000)	(16,000,000)	(15,000,000)
Amounts Reclassified From Accumulated Other Comprehensive Loss | Settlement charge
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Plant operating costs and other		(4,000,000)	(2,000,000)
Amounts Reclassified From Accumulated Other Comprehensive Loss | Pension and other post-retirement benefit plan adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(14,000,000)	(20,000,000)	(17,000,000)
Income tax expense	4,000,000	5,000,000	5,000,000
Net Income Attributable to Common Shares	(10,000,000)	(15,000,000)	(12,000,000)
Amounts Reclassified From Accumulated Other Comprehensive Loss | Equity investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income/(loss) from equity investments	(8,000,000)	(16,000,000)	(15,000,000)
Income tax expense	3,000,000	4,000,000	4,000,000
Net Income Attributable to Common Shares	(5,000,000)	(12,000,000)	(11,000,000)
Amounts Reclassified From Accumulated Other Comprehensive Loss | Currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
(Loss)/gain on assets held for sale/sold	13,000,000	0	77,000,000
Income tax expense		0	0
Net Income Attributable to Common Shares	13,000,000	0	77,000,000
Amounts Reclassified From Accumulated Other Comprehensive Loss | Accumulated net gain (loss) from cash flow hedges attributable to noncontrolling interest
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net Income Attributable to Common Shares	0	5,000,000	0
Amounts Reclassified From Accumulated Other Comprehensive Loss | Accumulated net gain (loss) from equity investments attributable to noncontrolling interest
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net Income Attributable to Common Shares	0	2,000,000	0
Power and Storage | Amounts Reclassified From Accumulated Other Comprehensive Loss | Cash flow hedges | Commodities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues (Power and Storage)	$ (7,000,000)	$ (4,000,000)	$ 20,000,000